FINANCIAL INSTRUMENTS (Investment Capital Fund Group, LLC Series 20)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Disclosures [Text Block]
NOTE 6– FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB guidance regarding fair value measurements requires disclosure of fair value information about financial instruments, whether recognized or not in our consolidated balance sheet. Fair values are based on estimates using present value or other valuation techniques in cases where quoted market prices are not available. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. The FASB provision excludes certain financial instruments and all non-financial instruments from the Company's disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Estimated fair values, carrying values and various methods and assumptions used in valuing our financial instruments are set forth below:

September 30, 2014:
				Gains
Description	Level 1	Level 2	Level 3	(Losses)
Investment in sales-type leases (a)	$-	$-	$14,664,814	$-
Derivatives (recurring)	$-	$-	$5,200,000	$(3,266,500)

December 31, 2013:
				Gains
Description	Level 1	Level 2	Level 3	(Losses)
Investment in sales-type leases (a)	$-	$-	$18,252,772	$-
Derivatives (recurring)	$-	$-	$1,933,501	$(50,392)

(a)
The fair value of finance receivables is estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This valuation is a type 3 indicator.

NOTE 6– FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB guidance regarding fair value measurements requires disclosure of fair value information about financial instruments, whether recognized or not in our consolidated balance sheet. Fair values are based on estimates using present value or other valuation techniques in cases where quoted market prices are not available. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. The FASB provision excludes certain financial instruments and all non-financial instruments from the Company's disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Estimated fair values, carrying values and various methods and assumptions used in valuing our financial instruments are set forth below:

December 31, 2013:
Description	Level 1	Level 2	Level 3	Gains (Losses)
Investment in sales-type leases (a)	$-	$-	$18,252,772	$-
Derivatives (recurring)	$-	$-	$1,933,501	$(50,392)

December 31, 2012:
Description	Level 1	Level 2	Level 3	Gains (Losses)
Investment in sales-type leases (a)	$-	$-	$22,661,504	$-

(a)
The fair value of finance receivables is estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This valuation is a type 3 indicator.

Investment Capital Fund Group, LLC Series 20 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Disclosures [Text Block]
3.   FINANCIAL INSTRUMENTS

ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. This includes those items currently reported in financial instruments owned, at fair value and financial instruments sold, not yet purchased, at fair value on the statement of financial condition. As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market and income approaches. Based on these approaches, the Company utilizes certain assumptions that market participants would use in pricing the asset or liability. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial instrument assets and liabilities carried at fair value have been classified and disclosed in one of the following three categories:

Level 1 Quoted market prices in active markets for identical assets or liabilities.

Level 2 Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3 Unobservable inputs that are not corroborated by market data.

Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as listed equities.

Level 2 includes those financial instruments that are valued using models or other valuation methodologies calibrated to observable market inputs. These models are primarily industry-standard models that consider various assumptions, including discount margins, credit spreads, discounted anticipated cash flows, the terms and liquidity of the instrument, the financial condition, operating results and credit ratings of the issuer or underlying company, the quoted market price of publicly traded securities with similar duration and yield, time value, yield curve, default rates, as well as other measurements. In order to be classified as Level 2, substantially all of these assumptions would need to be observable in the marketplace and can be derived from observable data or supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category include corporate and other debt, CD's and municipal debt.

Level 3 is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are unobservable from objective sources. The Company did not have any assets or liabilities classified as Level 3 at September 30, 2014 and there was no change in Level 3 assets or liabilities during the period.